Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of basic net income per share:

	For the three months ended		For the six months ended
	June 30	June 30	June 30	June 30
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Net income (loss) attribute to Keyuan
Petrochemicals, Inc. stockholders	$1,062,348	$(1,822,539)	$2,907,340	$3,391,604

Less: Dividend attributable to preferred
stockholders	-	306,247	-	602,507

Net income (loss) attributable to Keyuan Petrochemical Inc. common shareholders	$1,062,348	$(2,128,786)	$2,907,340	$2,789,097

Weighted average common shares
(Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896

Effect of diluted securities:
- Series A convertible preferred stock	-	-	-	-
- Series B convertible preferred stock	5,333,340	-	5,333,340	5,400,010
- Series M convertible preferred stock	-	-	-	-
- Warrants	-	-	-	390,647
- Options	-	-	-	467,429

Weighted average common shares
(denominator for diluted income per share)	62,979,500	57,579,239	62,979,500	63,836,982

Basic net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05
Diluted net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05

Year ended December 31,
2011	2010
Basic (loss)earnings per share:
Net (loss)income attributable to Keyuan
Petrochemicals, Inc. stockholders	$(7,141,296)	$37,120,423

Fixed dividends to Series A convertible
Preferred stockholders	-	831,032

Fixed dividends to Series B convertible
Preferred stockholders	1,205,014	306,247

Net (loss)income attributable to Keyuan
Petrochemicals Inc. common stockholders	$(8,346,310)	$35,983,144

Weighted average common shares
(Denominator for basic income per share)	57,585,040	50,929,526

Effect of dilutive securities:
- Series A convertible preferred stock	-	3,542,344
- Series B convertible preferred stock	-	1,390,688
- Warrants	-	103,985
- Options	-	91,451
Denominator for diluted income per share	57,585,040	56,057,994

Basic (loss)earnings per share:	$(0.14)	$0.71

Diluted(loss)earnings per share:	$(0.14)	$0.66